FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets, Carrying	$ 568	$ 623
Financial assets, Fair Value	568	623
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	6,397	5,021
Financial liabilities, Fair Value	6,647	5,172
Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	419	487
Financial liabilities, Fair Value	419	487
Non-recourse borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	3,114	3,526
Financial liabilities, Fair Value	3,364	3,677
Exchangeable and Class B Shares
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	1,851	0
Financial liabilities, Fair Value	1,851	0
Financial liabilities (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	1,013	1,008
Financial liabilities, Fair Value	1,013	1,008
Class C Shares [Member]
Disclosure of financial liabilities [line items]
Financial liabilities, Fair Value	58
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets, Carrying	161	204
Financial assets, Fair Value	161	204
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets, Carrying	351	390
Financial assets, Fair Value	351	390
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets, Carrying	56	29
Financial assets, Fair Value	$ 56	$ 29